Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash and cash equivalents	$ 10,145	$ 7,648
Accounts receivable, net (including unbilled receivable of $3,520 and $4,068)	15,633	18,452
Government subsidies receivable	1,485	1,368
Prepaid expenses and other current assets	1,700	3,810
Inventories	44	55
Total current assets	29,007	31,333
Non-current assets
Property and equipment, net	9,686	10,082
Right of use assets	2,114	3,406
Goodwill	391	667
Intangible assets, net	2	21
Total assets	41,200	45,509
Current liabilities
Accounts payable and accrued expenses	10,330	9,406
Notes payable-current portion	8,481	11,277
Lease liabilities-current portion	1,595	2,059
Income tax liabilities	461
Total current liabilities	20,867	22,742
Non-current liabilities
Notes payable-long term	4,331	5,705
Lease liabilities-long term	1,068	1,752
Deferred tax liability	255	251
Total liabilities	26,521	30,450
Commitments and contingencies
Shareholders’ Equity
Common Stock, 38,417,987 and 35,550,000 shares issued and outstanding as of March 31, 2025 and 2024, respectively,	23,961	22,193
Additional paid-in capital	924	924
Accumulated other comprehensive income	995	923
Accumulated deficit	(10,991)	(9,049)
Total Primech Holdings Limited shareholders’ equity	14,889	14,991
Non-controlling interests	(210)	68
Total shareholders’ equity	14,679	15,059
Total liabilities and shareholders’ equity	$ 41,200	$ 45,509